Changes in Benefits Obligation And Plan Assets And Reconciliation of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 1,897	$ 1,458
Service cost	440	608	399
Interest cost	58	77	40
Actuarial loss	(202)	(187)
Benefits paid	(95)	(59)
Projected benefit obligation at end of year	2,098	1,897	1,458
Change in plan assets
Fair value of plan assets at beginning of year	1,925	1,376
Actual return on plan assets	43	43
Employer contributions	433	546
Benefits paid	(82)	(40)
Fair value of plan assets at end of year	2,319	1,925	1,376
Reconciliation of funded status
Funded status recognized as an other asset	221	28
Net gain	460	257
Transition obligation	1	1
Total recognized in accumulated other comprehensive income	461	258
Accumulated benefit obligation	$ 1,369	$ 1,332